Distillate Small/Mid Cash Flow ETF
Schedule of Investments
December 31, 2022 (Unaudited)
Shares		Security Description	Value
		COMMON STOCKS - 97.7%
		Basic Materials - 8.1%
3,066		American Vanguard Corporation	$66,563
1,386		Celanese Corporation	141,704
3,297		Chemours Company	100,954
1,827		Eastman Chemical Company	148,791
3,297		Huntsman Corporation	90,602
1,323		Minerals Technologies, Inc.	80,333
2,289		Olin Corporation	121,180
630		Reliance Steel & Aluminum Company	127,537
2,562		Sylvamo Corporation	124,488
1,407		Westlake Corporation	144,274
			1,146,426
		Communications - 2.5%
6,573		Interpublic Group of Companies, Inc.	218,947
2,352		Overstock.com, Inc. (a)	45,535
1,176		Ziff Davis, Inc. (a)	93,021
			357,503
		Consumer, Cyclical - 33.5% (b)
4,389		Abercrombie & Fitch Company (a)	100,552
2,205		Academy Sports & Outdoors, Inc.	115,851
2,079		Alaska Air Group, Inc. (a)	89,272
8,211		American Eagle Outfitters, Inc.	114,626
1,617		AutoNation, Inc. (a)	173,504
2,163		Buckle, Inc.	98,092
2,583		Caleres, Inc.	57,549
1,197		Carter’s, Inc.	89,308
294		Cavco Industries, Inc. (a)	66,517
13,797		Chico’s FAS, Inc. (a)	67,881
1,134		Dick’s Sporting Goods, Inc.	136,409
336		Dillard’s, Inc. - Class A	108,595
3,087		Foot Locker, Inc.	116,658
1,617		Genesco, Inc. (a)	74,414
3,297		Gentex Corporation	89,909
4,515		G-III Apparel Group, Ltd. (a)	61,901
1,239		Hibbett, Inc.	84,525
2,394		HNI Corporation	68,061
2,415		Kontoor Brands, Inc.	96,576
3,003		La-Z-Boy, Inc.	68,528
8,232		Macy’s, Inc.	169,991
1,260		Malibu Boats, Inc. - Class A (a)	67,158
2,289		MarineMax, Inc. (a)	71,463
1,638		Methode Electronics, Inc.	72,678
1,932		Nu Skin Enterprises, Inc. - Class A	81,453
2,079		ODP Corporation (a)	94,678
672		Oxford Industries, Inc.	62,617
3,717		PulteGroup, Inc.	169,235
2,163		PVH Corporation	152,686
924		Ralph Lauren Corporation	97,639
1,827		Rush Enterprises, Inc. - Class A	95,516
5,796		Sally Beauty Holdings, Inc. (a)	72,566
2,058		Signet Jewelers, Ltd.	139,944
3,507		Tapestry, Inc.	133,547
4,179		Taylor Morrison Home Corporation (a)	126,833
1,260		Thor Industries, Inc.	95,117
2,646		Toll Brothers, Inc.	132,088
5,418		Tri Pointe Homes, Inc. (a)	100,720
11,508		Under Armour, Inc. - Class A (a)	116,921
3,759		Urban Outfitters, Inc. (a)	89,652
714		Veritiv Corporation	86,901
2,856		Victoria’s Secret & Company (a)	102,188
2,772		Vista Outdoor, Inc. (a)	67,554
1,008		Whirlpool Corporation	142,592
1,071		Williams-Sonoma, Inc.	123,079
1,239		Winnebago Industries, Inc.	65,295
2,646		Xperi, Inc. (a)	22,782
2,268		YETI Holdings, Inc. (a)	93,691
			4,725,312
		Consumer, Non-Cyclical - 15.1%
1,932		ABM Industries, Inc.	85,819
735		Amedisys, Inc. (a)	61,402
3,087		DENTSPLY SIRONA, Inc.	98,290
945		Euronet Worldwide, Inc. (a)	89,189
4,473		Exelixis, Inc. (a)	71,747
1,785		Fulgent Genetics, Inc. (a)	53,157
3,129		Green Dot Corporation - Class A (a)	49,501
5,103		Healthcare Services Group, Inc.	61,236
6,552		Innoviva, Inc. (a)	86,814
6,111		Ironwood Pharmaceuticals, Inc. (a)	75,715
1,911		John Wiley & Sons, Inc. - Class A	76,555
1,554		Korn Ferry	78,664
1,596		ManpowerGroup, Inc.	132,803
546		Medifast, Inc.	62,981
3,969		Pediatrix Medical Group, Inc. (a)	58,980
2,142		Premier, Inc. - Class A	74,927
5,229		PROG Holdings, Inc. (a)	88,318
1,113		QuidelOrtho Corporation (a)	95,351
3,693		Rentokil Initial plc - ADR	113,781
1,155		Robert Half International, Inc.	85,274
2,205		SpartanNash Company	66,679
2,877		Sprouts Farmers Market, Inc. (a)	93,128
1,008		Strategic Education, Inc.	78,947
1,491		Stride, Inc. (a)	46,638
1,848		Supernus Pharmaceuticals, Inc. (a)	65,918
1,092		TriNet Group, Inc. (a)	74,038
651		WEX, Inc. (a)	106,536
			2,132,388
		Energy - 4.0%
1,869		California Resources Corporation	81,320
15,414		Helix Energy Solutions Group, Inc. (a)	113,755
1,953		Helmerich & Payne, Inc.	96,810
6,384		NOW, Inc. (a)	81,077
3,696		Peabody Energy Corporation (a)	97,648
2,457		Warrior Met Coal, Inc.	85,111
			555,721
		Financial - 4.7%
2,835		Artisan Partners Asset Management, Inc. - Class A	84,199
2,142		Federated Hermes, Inc.	77,776
714		Jones Lang LaSalle, Inc. (a)	113,790
1,785		SEI Investments Company	104,066
3,087		Victory Capital Holdings, Inc. - Class A	82,824
441		Virtus Investment Partners, Inc.	84,425
8,715		Western Union Company	120,006
			667,086
		Industrial - 22.4%
1,806		A.O. Smith Corporation	103,375
525		Acuity Brands, Inc.	86,945
1,722		Aerojet Rocketdyne Holdings, Inc. (a)	96,311
1,995		Altra Industrial Motion Corporation	119,201
1,596		Apogee Enterprises, Inc.	70,958
882		ArcBest Corporation	61,775
1,134		Arrow Electronics, Inc. (a)	118,582
945		Atkore, Inc. (a)	107,182
840		Atlas Air Worldwide Holdings, Inc. (a)	84,672
2,268		Barnes Group, Inc.	92,648
1,281		Boise Cascade Company	87,966
882		Crane Holdings Company	88,597
8,673		DHT Holdings, Inc.	77,016
777		Eagle Materials, Inc.	103,224
735		EMCOR Group, Inc.	108,861
525		Encore Wire Corporation	72,219
3,171		Frontdoor, Inc. (a)	65,957
21,252		GrafTech International, Ltd.	101,160
2,058		Hillenbrand, Inc.	87,815
4,893		Knowles Corporation (a)	80,343
1,890		Louisiana-Pacific Corporation	111,888
1,470		MasTec, Inc. (a)	125,435
1,260		Matson, Inc.	78,763
1,302		Mohawk Industries, Inc. (a)	133,090
1,302		Oshkosh Corporation	114,823
1,386		Owens Corning	118,226
1,512		Sanmina Corporation (a)	86,624
1,176		Sturm Ruger & Company, Inc.	59,529
1,428		TD SYNNEX Corporation	135,246
4,830		TTM Technologies, Inc. (a)	72,836
1,029		UFP Industries, Inc.	81,548
3,801		Vishay Intertechnology, Inc.	81,988
4,200		WestRock Company	147,672
			3,162,475
		Technology - 7.4%
357		CACI International, Inc. - Class A (a)	107,310
1,659		Donnelley Financial Solutions, Inc. (a)	64,120
6,594		DXC Technology Company (a)	174,741
798		IPG Photonics Corporation (a)	75,547
1,638		Kulicke & Soffa Industries, Inc.	72,498
1,197		Lumentum Holdings, Inc. (a)	62,448
945		MKS Instruments, Inc.	80,070
2,163		NetScout Systems, Inc. (a)	70,319
1,407		Qorvo, Inc. (a)	127,530
3,717		SMART Global Holdings, Inc. (a)	55,309
1,512		TTEC Holdings, Inc.	66,725
2,352		Ultra Clean Holdings, Inc. (a)	77,969
			1,034,586
		TOTAL COMMON STOCKS (Cost $13,141,828)	13,781,497

		MASTER LIMITED PARTNERSHIPS - 1.5%
		Energy - 1.0%
3,150		Alliance Resource Partners LP	64,008
4,641		Black Stone Minerals LP	78,294
			142,302
		Financial - 0.5%
2,121		AllianceBernstein Holding LP	72,899
		TOTAL MASTER LIMITED PARTNERSHIPS (Cost $228,348)	215,201

		SHORT-TERM INVESTMENTS - 0.7%
103,730		First American Government Obligations Fund - Class X, 4.09% (c)	103,730
		TOTAL SHORT-TERM INVESTMENTS (Cost $103,730)	103,730
		TOTAL INVESTMENTS - 99.9% (Cost $13,473,906)	14,100,428
		Other Assets in Excess of Liabilities - 0.1%	18,193
		NET ASSETS - 100.0%	$14,118,621

	Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt.
	(a)	Non-income producing security.
	(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(c)	Rate shown is the annualized seven-day yield as of December 31, 2022.

Summary of Fair Value Disclosure at December 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$13,781,497	$-	$-	$13,781,497
Master Limited Partnerships	215,201	-	-	215,201
Short-Term Investments	103,730	-	-	103,730
Total Investments in Securities	$14,100,428	$-	$-	$14,100,428
^ See Schedule of Investments for breakout of investments by sector classifications.

For the period ended December 31, 2022, the Fund did not recognize any transfers to or from Level 3.